Note 10 - Loss (Gain) Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (loss)	$ 8,616	$ (22,818)	$ (14,773)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(900)	(1,067)	(9,339)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(437)	(3,099)	(4,227)
Less: Dividend of Series E Shares	(1,883)	(1,796)	(2,650)
(Loss) / gain attributable to common shareholders	$ 5,396	$ (28,780)	$ (30,989)
Weighted average common shares outstanding, basic and dilutive (in shares)	39,831,972	23,517,479	117,104
(Loss) / earnings per share, basic and diluted (in dollars per share)	$ 0.14	$ (1.22)	$ (264.63)
Series E Shares (in shares)	12,716,351	0	0
Weighted average common shares outstanding, diluted (in shares)	52,548,323	23,517,479	117,104